--------------------------------------------------------------------------------
THE MILESTONE FUNDS
TREASURY OBLIGATIONS PORTFOLIO
--------------------------------------------------------------------------------


                            -----------------------
                                       THE
                                    MILESTONE
                                      FUNDS
                            -----------------------


                            -----------------------

                               SEMI-ANNUAL REPORT

                                  MAY 31, 2002

                            -----------------------


                                     ADVISER
                       MILESTONE CAPITAL MANAGEMENT, L.P.

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                            -----------------------
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                                    MILESTONE
                                      FUNDS
                            -----------------------

TABLE OF CONTENTS

Letter to Our Shareholders ................................................    3
Portfolio of Investments ..................................................    4
Statement of Assets and Liabilities .......................................    6
Statement of Operations ...................................................    7
Statements of Changes in Net Assets .......................................    8
Notes to Financial Statements .............................................    9
Financial Highlights ......................................................   12

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                                    MILESTONE
                                      FUNDS
                            -----------------------

TREASURY OBLIGATIONS PORTFOLIO
LETTER TO OUR SHAREHOLDERS
MAY 31, 2002

Dear Investors:

The first half of 2002 has presented significant challenges for the markets and for many investors, most notably declining equity values, increased volatility in global markets, on-going uncertainty following the tragic events of September 11, and a continuing crisis of confidence in the financial and accounting practices of prominent companies and their auditors. Through this period of economic turbulence and transition, the Milestone team has remained focused on our conservative investment philosophy and management discipline, and the Fund has maintained its track record of consistently meeting the safety, liquidity, and performance objectives of the prospectus and of our shareholders, as highlighted in this semi-annual report.

In addition, we are pleased to report that more investors are using our late-day liquidity capabilities and services than ever before. We greatly appreciate your business and your confidence in our team. We have continued to expand our unique technology platform and add new features to our proprietary client relationship management systems over the last six months in order to maintain the highest standard of client service for money fund investors. We welcome your feedback and input, and we look forward to having the opportunity to put our technology and client service team to work for you in providing customized solutions to meet your specific cash management needs.

Thank you again for investing in The Milestone Funds. Please contact us or any member of our team directly to tell us how we can be of greatest service to you in the second half of 2002 and beyond.

Sincerely,

/s/ Janet Tiebout Hanson                            /s/ Colleen Yachimski

Janet Tiebout Hanson                                Colleen Yachimski
Chairman of the Board                               Co-CIO
The Milestone Funds                                 Milestone Capital Management
President, CEO and Co-CIO
Milestone Capital Management

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                                       THE
                                    MILESTONE
                                      FUNDS
                            -----------------------

TREASURY OBLIGATIONS PORTFOLIO
PORTFOLIO OF INVESTMENTS

MAY 31, 2002 (Unaudited)
($ in Thousands)

--------------------------------------------------------------------------------
                          PRINCIPAL                         MATURITY     VALUE
                           AMOUNT        INTEREST RATE        DATE      (NOTE 1)
-------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 9.9%

U.S. TREASURY NOTES -  9.9%
                          $ 15,000            4.75%          1/31/03    $ 15,285
                           100,000            6.25%          2/15/03     102,983
                            60,000            5.50%          3/31/03      61,659

--------------------------------------------------------------------------------
Total U.S. Government Obligations (amortized cost $179,927)              179,927
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 90.1%

Banc of America Securities LLC, dated 5/31/02, repurchase price $73,011 (Collateralized by: U.S. Treasury Bill: $44,708, 10/31/02; U.S. Treasury Bond:
$30,040, 3.25%, 5/31/04; aggregate market value $74,460)
                            73,000            1.76%           6/3/02      73,000

Barclays Capital, Inc., dated 5/31/02, repurchase price $80,056 (Collateralized by: U.S. Treasury Bill: $40,911, 11/21/02; U.S. Treasury Note: $40,186, 3.625%,
8/31/03; aggregate market value $81,646)
                           80,044            1.77%           6/3/02       80,044

Bear, Stearns & Co., Inc., dated 5/31/02, repurchase price $80,012 (Collateralized by: U.S. Treasury Strips, Interest Only: $96,316,
8/15/02-8/15/07; aggregate market value $85,697)
                           80,000            1.78%           6/3/02       80,000

BNP Paribas Securities Corp., dated 5/31/02, repurchase price $80,012 (Collateralized by: U.S. Treasury Note: $74,973, 6.75%, 5/15/05; aggregate market value $81,601)
                           80,000            1.77%           6/3/02       80,000

Credit Suisse First Boston Corp., dated 5/31/02, repurchase price $80,012 (Collateralized by: U.S. Treasury Bonds: $22,845, 7.875%- 13.75%,
11/15/02-8/15/08; U.S. Treasury Notes: $53,112, 3.00%-7.25%, 6/30/02- 5/15/06;
aggregate market value $81,605)
                           80,000            1.78%           6/3/02       80,000

Deutsche Bank Securities Inc., dated 5/31/02, repurchase price $430,064 (Collateralized by: U.S. Treasury Bill: $112,725, 9/19/02; U.S. Treasury Bonds:
$179,133, 10.75%-11.125%, 2/15/03-8/15/03; U.S. Treasury Note: $125,709, 3.00%,
11/30/03; aggregate market value $438,601)
                          430,000            1.78%           6/3/02      430,000

Dresdner Kleinwort Wasserstein Securities LLC, dated 5/31/02, repurchase price $40,006 (Collateralized by: U.S. Treasury Bills: $31,995, 6/27/02-11/29/02; U.S.
Treasury Bond: $3,900, 10.75%, 8/15/05; U.S. Treasury Notes: $3,948,
4.75%-6.375%, 8/15/02-1/31/03; aggregate market value $40,805)
                           40,000            1.75%           6/3/02       40,000

Greenwich Capital Markets, Inc., dated 5/31/02, repurchase price $430,063 (Collateralized by: U.S. Treasury Bonds: $56,474, 7.875%-13.75%,
11/15/02-8/15/08; U.S. Treasury Notes: $323,854, 2.75%-7.875%, 6/30/02-11/15/08;
U.S. Treasury Note (Treasury Inflation Protected Security): $26,770, 3.875%, 1/15/09; aggregate market value $438,600)
                          430,000            1.77%           6/3/02      430,000

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                                    MILESTONE
                                      FUNDS
                            -----------------------

TREASURY OBLIGATIONS PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONT'D)

MAY 31, 2002 (Unaudited)
($ in Thousands)

--------------------------------------------------------------------------------
                          PRINCIPAL                         MATURITY     VALUE
                           AMOUNT        INTEREST RATE        DATE      (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 90.1%  (CONT'D)

J.P. Morgan Securities, Inc., dated 5/31/02, repurchase price $80,012 (Collateralized by: U.S. Treasury Bond: $417, 7.875%, 11/15/07; U.S. Treasury
Notes: $77,991, 2.75%-7.50%, 7/31/02-5/15/08; aggregate market value $81,604)
                           80,000            1.75%           6/3/02      80,000

Lehman Brothers Inc., dated 5/31/02, repurchase price $22,003 (Collateralized by: U.S. Treasury Notes: $21,220, 2.75%-7.875%, 6/30/02-11/15/08; aggregate market value $22,443)
                           22,000            1.76%           6/3/02      22,000

Morgan Stanley & Co., Inc., dated 5/31/02, repurchase price $85,012 (Collateralized by: U.S. Treasury Note (Treasury Inflation Protected Security):
$73,882, 3.875%, 1/15/09; aggregate market value $86,700)
                           85,000            1.76%           6/3/02       85,000

Salomon Smith Barney, Inc., dated 5/31/02, repurchase price $80,012 (Collateralized by: U.S. Treasury Note: $81,000, 3.375%, 4/30/04; aggregate market value $80,022)
                           80,000            1.75%           6/3/02       80,000

UBS Warburg LLC, dated 5/31/02, repurchase price $85,013 (Collateralized by:
U.S. Treasury Notes: $82,335, 4.75%-7.25%, 6/30/02-11/15/08; aggregate market value $86,700)
                           85,000            1.77%           6/3/02       85,000

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $1,645,044)                         1,645,044
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $1,824,971)--100.0%                           1,824,971
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.0)%                              (203)
--------------------------------------------------------------------------------
NET ASSETS--100.0%                                                   $1,824,768
--------------------------------------------------------------------------------


See notes to financial statements.

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                                    MILESTONE
                                      FUNDS
                            -----------------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2002 (Unaudited)

ASSETS:
   Investments, at amortized cost (note 1)                        $  179,926,812
   Repurchase agreements, at value and cost (note 1)               1,645,044,000
   Cash                                                                  121,422
   Interest receivable                                                 2,588,844
   Prepaid expenses                                                       39,214
                                                                  --------------
Total assets                                                       1,827,720,292
                                                                  --------------
LIABILITIES:
   Administration fee payable                                             62,526
   Advisory fee payable                                                  156,311
   Shareholder Service fee payable- Investor Shares                       33,275
   Shareholder Service fee payable- Institutional Shares                   7,290
   Shareholder Service fee payable- Financial Shares                       7,545
   Shareholder Service fee payable- Service Shares                         6,067
   Shareholder Service fee payable- Premium Shares                        17,908
   Distribution fee payable- Service Shares                                  533
   Distribution fee payable- Premium Shares                               14,989
   Dividends payable                                                   2,472,247
   Accrued expenses                                                      173,240
                                                                  --------------
Total liabilities                                                      2,951,931
                                                                  --------------
NET ASSETS                                                        $1,824,768,361
                                                                  ==============
NET ASSETS BY CLASS OF SHARES:
   Investor Shares                                                $  286,259,868
   Institutional Shares                                              672,380,528
   Financial Shares                                                  743,190,878
   Service Shares                                                     37,921,628
   Premium Shares                                                     85,015,459
                                                                  --------------
NET ASSETS                                                        $1,824,768,361
                                                                  ==============
SHARES OUTSTANDING
   Investor Shares                                                   286,246,712
                                                                  ==============
   Institutional Shares                                              672,302,831
                                                                  ==============
   Financial Shares                                                  743,145,933
                                                                  ==============
   Service Shares                                                     37,918,462
                                                                  ==============
   Premium Shares                                                     85,017,703
                                                                  ==============
NET ASSET VALUE PER SHARE                                         $         1.00
                                                                  ==============
COMPOSITION OF NET ASSETS:
   Shares of beneficial interest                                  $1,824,631,641
   Undistributed gain on investments                                     136,720
                                                                  --------------
NET ASSETS                                                        $1,824,768,361
                                                                  ==============

See notes to financial statements.

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                                       THE
                                    MILESTONE
                                      FUNDS
                            -----------------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2002 (Unaudited)

INVESTMENT INCOME:
   Interest                                                        $ 17,691,958
                                                                   ------------
EXPENSES (note 2):
   Advisory fees                                                        953,238
   Administration fees                                                  431,161
   Shareholder Service fees:
     Investor Shares                                                    259,722
     Institutional Shares                                               142,914
     Financial Shares                                                   178,314
     Service Shares                                                      32,621
     Premium Shares                                                     119,423
   Distribution fees:
     Service Shares                                                       6,419
     Premium Shares                                                     110,749
   Custodian fees and expenses                                           76,160
   Transfer agent fees and expenses                                      54,880
   Publication expenses and rating service fees                          53,982
   Accounting service fees                                               30,390
   Cash management fees                                                  24,430
   Registration and filing fees                                          22,750
   Legal fees                                                            16,320
   Insurance expense                                                     14,744
   Audit fees                                                            11,298
   Reports to shareholders                                               11,030
   Trustees' fees                                                         4,540
   Other expenses                                                         2,702
                                                                   ------------
Total expenses before fee waiver                                      2,557,787
Waiver of shareholder service and distribution fees                    (246,179)
                                                                   ------------
Total expenses after fee waiver                                       2,311,608
                                                                   ------------
NET INVESTMENT INCOME                                                15,380,350
NET REALIZED GAIN ON INVESTMENTS                                        800,014
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 16,180,364
                                                                   ============


See notes to financial statements.

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                                       THE
                                    MILESTONE
                                      FUNDS
                            -----------------------


TREASURY OBLIGATIONS PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 FOR THE SIX
                                                                                                 MONTHS ENDED         FOR THE YEAR
                                                                                                 MAY 31, 2002            ENDED
                                                                                                  (UNAUDITED)      NOVEMBER 30, 2001
                                                                                              ---------------       ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                                                                      $    15,380,350       $    90,171,646
   Net realized gain on investments                                                                   800,014             1,072,444
                                                                                              ---------------       ---------------
     Net increase in net assets resulting from operations                                          16,180,364            91,244,090
                                                                                              ---------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income--Investor Shares                                                          (2,025,354)          (11,265,520)
   Net investment income--Institutional Shares                                                     (6,489,595)          (35,716,453)
   Net investment income--Financial Shares                                                         (6,081,042)          (40,185,235)
   Net investment income--Service Shares                                                             (183,447)             (923,625)
   Net investment income--Premium Shares                                                             (600,912)           (2,080,813)
   Net realized gain on investments--Investor Shares                                                 (101,199)             (156,596)
   Net realized gain on investments--Institutional Shares                                            (274,481)             (415,154)
   Net realized gain on investments--Financial Shares                                                (245,560)             (443,571)
   Net realized gain on investments--Service Shares                                                    (8,605)              (11,610)
   Net realized gain on investments--Premium Shares                                                   (33,449)              (46,346)
                                                                                              ---------------       ---------------
     Total distributions to shareholders                                                          (16,043,644)          (91,244,923)
                                                                                              ---------------       ---------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST*:
   Sale of shares--Investor Shares                                                                544,522,301           958,724,604
   Sale of shares--Institutional Shares                                                         2,369,219,266         4,568,673,150
   Sale of shares--Financial Shares                                                             3,176,218,115         5,929,711,107
   Sale of shares--Service Shares                                                                  22,999,345            40,130,497
   Sale of shares--Premium Shares                                                                  56,126,770           429,055,121
   Reinvested dividends--Investor shares                                                              488,534             3,424,314
   Reinvested dividends--Institutional Shares                                                       3,155,642            19,057,082
   Reinvested dividends--Financial Shares                                                           2,599,593            22,354,661
   Reinvested dividends--Service Shares                                                                20,877                88,955
   Reinvested dividends--Premium Shares                                                                    38                14,917
   Cost of shares repurchased--Investor Shares                                                   (573,130,644)         (959,650,641)
   Cost of shares repurchased--Institutional Shares                                            (2,428,977,520)       (4,745,921,157)
   Cost of shares repurchased--Financial Shares                                                (3,075,814,576)       (6,555,218,677)
   Cost of shares repurchased--Service Shares                                                     (13,940,490)          (41,103,377)
   Cost of shares repurchased--Premium Shares                                                     (81,330,207)         (387,661,020)
                                                                                              ---------------       ---------------
     Net increase (decrease) in net assets from shares of beneficial interest                       2,157,044          (718,320,464)
                                                                                              ---------------       ---------------
   Total increase (decrease)                                                                        2,293,764          (718,321,297)
NET ASSETS:
   Beginning of year                                                                            1,822,474,597         2,540,795,894
                                                                                              ---------------       ---------------
   End of period                                                                              $ 1,824,768,361       $ 1,822,474,597
                                                                                              ===============       ===============

* Share transactions at net asset value of $1.00 per share.


See notes to financial statements.

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                                    MILESTONE
                                      FUNDS
                            -----------------------


TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

MAY 31, 2002 (Unaudited)

NOTE 1.  SUMMARY OF ORGANIZATION AND
SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the "Trust") was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the "Portfolio") which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares: Investor Shares, Institutional Shares, Financial Shares, Service Shares and Premium Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Service Shares on May 2, 1997 and Premium Shares on May 20, 1997. The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

VALUATION OF SECURITIES - Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.

REPURCHASE AGREEMENTS - The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at May 31, 2002 is substantially the same as shown on the accompanying portfolio of investments.

MULTIPLE CLASS ALLOCATIONS - Each share of the portfolio's five classes represents an undivided, proportionate interest in the Portfolio. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Portfolio's class specific expenses include Shareholder Service fees, Distribution fees, Administration fees and certain registration fees that are in accordance with procedures adopted by the Board of Trustees regarding the offering of multiple classes of shares by open-end, management investment companies. In addition, there are differences between the classes of shares with respect to the minimum investment required and voting rights affecting each class.

INCOME TAXES - It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

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                            -----------------------
                                       THE
                                    MILESTONE
                                      FUNDS
                            -----------------------

TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)

MAY 31, 2002 (Unaudited)

INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS - Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio's net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually. Distributions to shareholders for tax purposes are substantially the same as shown in the Statements of Changes in Net Assets.

ACCOUNTING ESTIMATES - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2.  INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust had adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives from the Trust a fee at an annual rate equal to 0.25% of the average daily net assets of the Service Shares and Premium Shares. For Investor shares, the Adviser receives from the Trust a fee up to 0.25% of the average daily net assets. For the six months ended May 31, 2002, the adviser received a 0.16% shareholder service fee for the Investor Shares. For Institutional Shares, the Adviser receives from the Trust a fee at an annual rate up to 0.10% of the average daily net assets. For the six months ended May 31, 2002, the Adviser agreed to waive any portion of its shareholder servicing fee in order to limit the total expenses of the Institutional Shares to 0.20% of its average daily net assets. As a result, the Adviser received a 0.02% shareholder service fee for the Institutional Shares. Effective December 1, 1999, the Board of Trustees of the Milestone Funds consented to and adopted a Shareholder Service Plan for the Financial Class of the Portfolio. Under this plan, the Adviser will receive from the Trust an annual shareholder service fee of up to 0.05% of the average net assets of the Financial Shares. For the six months ended May 31, 2002, the adviser received a 0.02% shareholder service fee for the Financial Shares. The Adviser pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

The Trust has adopted a Distribution Plan for the Service Shares and the Premium Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Service and Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust. Pursuant to this plan, the Portfolio may incur distribution expenses related to the sale of the Service and Premium Shares of up to 0.25% and 0.35% of the average daily net assets of the Service and Premium Shares, respectively. The adviser agreed to waive any portion of distribution expenses in order to limit the total expenses of the Service and Premium Shares to 0.45% and 0.60% of their average daily net assets, respectively. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward

                            -----------------------
                                       THE
                                    MILESTONE
                                      FUNDS
                            -----------------------

TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)

MAY 31, 2002 (Unaudited)

for an unlimited number of years any unreimbursed expenses. As of May 31, 2002, there were no unreimbursed expenses. For the six months ended May 31, 2002, the Portfolio incurred 0.02% and 0.12% of these distribution expenses for the Service and the Premium Shares, respectively.

The Adviser also assumed the role of administrator (the "Administrator") to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. As compensation for services provided under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors. This may result in each class being charged more or less than 0.04% of its respective assets for administration expenses.

During the current fiscal period, the Portfolio paid administration fees attributable to each class as follows:

                   Investor Shares:                         $190,173
                   Institutional Shares:                     175,234
                   Financial Shares:                          12,686
                   Service Shares:                             2,469
                   Premium Shares:                               733

In addition, the Portfolio has a sub-administration agreement with The Bank of New York (the "Sub-Administrator"). Under the terms of the sub-administration agreement, the Administrator may delegate certain duties to the Sub-Administrator. For its services, the Sub-Administrator earned $49,866 during the current fiscal period.

Unified Fund Services, Inc. is the Trust's transfer agent and dividend disbursing agent, and is also the Trust's Underwriter of the Portfolio's shares, pursuant to an Underwriting Agreement with the Trust. The Underwriter is an affiliate of the Trust's transfer agent. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement.

                            -----------------------
                                       THE
                                    MILESTONE
                                      FUNDS
                            -----------------------


TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                                 INVESTOR
                                                                                  SHARES
                                             ---------------------------------------------------------------------------------------
                                             FOR THE SIX   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                             MONTHS ENDED      ENDED          ENDED          ENDED          ENDED          ENDED
                                             MAY 31, 2002   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                             (UNAUDITED)       2001            2000           1999           1998           1997
                                             ------------  -------------  -------------  -------------  -------------  -------------
PER SHARE OPERATING
   PERFORMANCE FOR A SHARE
   OUTSTANDING THROUGHOUT
   THE PERIOD
Beginning net asset value
   per share                                  $   1.00       $   1.00        $   1.00       $   1.00       $   1.00       $   1.00
                                              --------       --------        --------       --------       --------       --------
Net investment income                            0.007          0.039           0.057          0.046          0.051          0.051
Dividends from net
   investment income                            (0.007)        (0.039)         (0.057)        (0.046)        (0.051)        (0.051)
                                              --------       --------        --------       --------       --------       --------
Ending net asset value
   per share                                  $   1.00       $   1.00        $   1.00       $   1.00       $   1.00       $   1.00
                                              ========       ========        ========       ========       ========       ========
TOTAL RETURN                                      1.48%(a)       4.02%           5.89%          4.69%          5.23%          5.23%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
   Expenses                                       0.45%(a,b)     0.42%(b)        0.40%          0.40%          0.40%          0.41%
   Net investment income                          1.41%(a)       3.88%           5.72%          4.60%          5.08%          5.13%
Net assets at the end of the
   period (000's omitted)                     $286,260       $314,361        $311,868       $343,781       $421,088       $385,229

(a)  Annualized.
(b) Net of servicing fees waived of 0.02% for the six months ended May 31, 2002 and 0.01% for the period June 1, 2001-November 30, 2001.


See notes to financial statements.

                            -----------------------
                                       THE
                                    MILESTONE
                                      FUNDS
                            -----------------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                                 INSTITUTIONAL
                                                                                     SHARES
                                             ---------------------------------------------------------------------------------------
                                             FOR THE SIX   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                             MONTHS ENDED      ENDED          ENDED          ENDED          ENDED          ENDED
                                             MAY 31, 2002   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                             (UNAUDITED)       2001            2000           1999           1998           1997
                                             ------------  -------------  -------------  -------------  -------------  -------------
PER SHARE OPERATING
   PERFORMANCE FOR A SHARE
   OUTSTANDING THROUGHOUT
   THE PERIOD
Beginning net asset value
   per share                                  $   1.00       $   1.00        $   1.00       $   1.00       $   1.00       $   1.00
                                              --------       --------       --------       --------       --------       --------
Net investment income                            0.009          0.042           0.059          0.048          0.053          0.053
Dividends from net
   investment income                            (0.009)        (0.042)         (0.059)        (0.048)        (0.053)        (0.053)
                                              --------       --------       --------       --------       --------       --------
Ending net asset value
   per share                                  $   1.00       $   1.00        $   1.00       $   1.00       $   1.00       $   1.00
                                              ========       ========        ========       ========       ========       ========
TOTAL RETURN                                      1.73%(a)       4.25%           6.11%          4.91%          5.45%          5.46%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
   Expenses(b)                                    0.20%(a)       0.20%           0.20%          0.20%          0.20%          0.20%
   Net investment income                          1.66%(a)       4.28%           5.91%          4.79%          5.30%          5.32%
Net assets at the end of the
   period (000's omitted)                     $672,380       $728,920        $887,097     $1,199,513     $1,686,835     $1,183,905

(a)  Annualized.
(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.02%, 0.01%, 0.00%, 0.00%, 0.01%, and 0.01%, for
     each of the respective periods presented.


See notes to financial statements.

                            -----------------------
                                       THE
                                    MILESTONE
                                      FUNDS
                            -----------------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                                    FINANCIAL
                                                                                     SHARES
                                             ---------------------------------------------------------------------------------------
                                                                                                                     FOR THE PERIOD
                                             FOR THE SIX   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  FOR THE YEAR  MARCH 13, 1997*
                                             MONTHS ENDED      ENDED          ENDED          ENDED         ENDED        THROUGH
                                             MAY 31, 2002   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,  NOVEMBER 30,   NOVEMBER 30,
                                             (UNAUDITED)       2001            2000           1999          1998           1997
                                             ------------  -------------  -------------  ------------- ------------  --------------
PER SHARE OPERATING
   PERFORMANCE FOR A SHARE
   OUTSTANDING THROUGHOUT
   THE PERIOD
Beginning net asset value
   per share                                  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00     $   1.00
                                              --------       --------       --------       --------       --------     --------
Net investment income                            0.009          0.042          0.060          0.049          0.054        0.038
Dividends from net
   investment income                            (0.009)        (0.042)        (0.060)        (0.049)        (0.054)      (0.038)
                                              --------       --------       --------       --------       --------     --------
Ending net asset value
   per share                                  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00     $   1.00
                                              ========       ========       ========       ========       ========     ========
TOTAL RETURN                                      1.78%(a)       4.30%          6.16%          4.97%          5.50%        5.52%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
   Expenses (b)                                   0.15%(a)       0.15%          0.15%          0.14%          0.15%        0.14%(a)
   Net investment income                          1.71%(a)       4.35%          6.00%          4.90%          5.28%        5.45%(a)
Net assets at the end of the
   period (000's omitted)                     $743,191       $640,140     $1,243,296       $599,948       $314,556     $ 90,465

(a)  Annualized.
(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.04%, 0.03%, 0.03%, 0.00%, 0.00% and 0.01%, for
     each of the respective periods presented.
 *   Commencement of operations.


See notes to financial statements.

                            -----------------------
                                       THE
                                    MILESTONE
                                      FUNDS
                            -----------------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                                     SERVICE
                                                                                     SHARES
                                             ---------------------------------------------------------------------------------------
                                                                                                                     FOR THE PERIOD
                                             FOR THE SIX   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  FOR THE YEAR   MAY 2, 1997*
                                             MONTHS ENDED      ENDED          ENDED          ENDED         ENDED         THROUGH
                                             MAY 31, 2002   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,  NOVEMBER 30,   NOVEMBER 30,
                                             (UNAUDITED)       2001            2000           1999          1998           1997
                                             ------------  -------------  -------------  ------------- ------------  --------------
PER SHARE OPERATING
   PERFORMANCE FOR A SHARE
   OUTSTANDING THROUGHOUT
   THE PERIOD
Beginning net asset value
   per share                                  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00      $   1.00
                                              --------       --------       --------       --------       --------      --------
Net investment income                            0.007          0.039          0.057          0.046          0.051         0.030
Dividends from net
   investment income                            (0.007)        (0.039)        (0.057)        (0.046)        (0.051)       (0.030)
                                              --------       --------       --------       --------       --------      --------
Ending net asset value
   per share                                  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00      $   1.00
                                              ========       ========       ========       ========       ========      ========
TOTAL RETURN                                      1.48%(a)       3.99%          5.84%          4.65%          5.19%         5.21%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
   Expenses                                       0.45%(a,b)     0.45%(b)       0.45%          0.45%          0.45%         0.45%(a)
   Net investment income                          1.41%(a)       3.92%          5.71%          4.50%          5.07%         5.15%(a)
Net assets at the end of the
   period (000's omitted)                     $ 37,922       $ 28,840       $ 29,723       $ 39,917       $109,993      $242,068

(a)  Annualized.
(b)  Net of  distribution  fees  waived  of 0.02%  and  0.01%,  respectively.
 *   Commencement of operations.


See notes to financial statements.

                            -----------------------
                                       THE
                                    MILESTONE
                                      FUNDS
                            -----------------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                                     PREMIUM
                                                                                     SHARES
                                             ---------------------------------------------------------------------------------------
                                                                                                                     FOR THE PERIOD
                                             FOR THE SIX   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  FOR THE YEAR   MAY 20, 1997*
                                             MONTHS ENDED      ENDED          ENDED          ENDED         ENDED         THROUGH
                                             MAY 31, 2002   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,  NOVEMBER 30,   NOVEMBER 30,
                                             (UNAUDITED)       2001            2000           1999          1998           1997
                                             ------------  -------------  -------------  ------------- ------------  --------------
PER SHARE OPERATING
   PERFORMANCE FOR A SHARE
   OUTSTANDING THROUGHOUT
   THE PERIOD
Beginning net asset value
   per share                                  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00      $   1.00
                                              --------       --------       --------       --------       --------      --------
Net investment income                            0.007          0.038          0.056          0.044          0.049         0.027
Dividends from net
   investment income                            (0.007)        (0.038)        (0.056)        (0.044)        (0.049)       (0.027)
                                              --------       --------       --------       --------       --------      --------
Ending net asset value
   per share                                  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00      $   1.00
                                              ========       ========       ========       ========       ========      ========
TOTAL RETURN                                      1.33%(a)       3.84%          5.68%          4.49%          5.03%         5.06%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
   Expenses                                       0.60%(a,b)     0.60%(b)       0.60%          0.60%          0.60%         0.60%(a)
   Net investment income                          1.26%(a)       3.28%          5.56%          4.40%          4.92%         5.01%(a)
Net assets at the end of the
   period (000's omitted)                     $ 85,015       $110,213       $ 68,812       $ 68,799       $ 85,937      $ 84,239

(a) Annualized.
(b) Net of distribution fees waived of 0.02% and 0.01%, respectively.
 *  Commencement of operations.


See notes to financial statements.

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



                      [This Page Intentionally Left Blank]

                            -----------------------
                                       THE
                                    MILESTONE
                                      FUNDS
                            -----------------------


                                     ADVISER
--------------------------------------------------------------------------------
                       MILESTONE CAPITAL MANAGEMENT, L.P.
                             ONE EXECUTIVE BOULEVARD
                                YONKERS, NY 10701

                                  ADMINISTRATOR
--------------------------------------------------------------------------------
                       MILESTONE CAPITAL MANAGEMENT, L.P.
                             ONE EXECUTIVE BOULEVARD
                                YONKERS, NY 10701

                          UNDERWRITER / TRANSFER AGENT
--------------------------------------------------------------------------------
             UNIFIED MANAGEMENT CORP. / UNIFIED FUND SERVICES, INC.
                          431 NORTH PENNSYLVANIA STREET
                        INDIANAPOLIS, INDIANA 46204-1806
                                  800-363-7660

                                 PRIMARY DEALER
--------------------------------------------------------------------------------
                            BEAR, STEARNS & CO. INC.
                                 245 PARK AVENUE
                               NEW YORK, NY 10167

                                    CUSTODIAN
--------------------------------------------------------------------------------
                              THE BANK OF NEW YORK
                                 ONE WALL STREET
                               NEW YORK, NY 10286

                                  LEGAL COUNSEL
--------------------------------------------------------------------------------
                        KRAMER, LEVIN, NAFTALIS & FRANKEL
                                919 THIRD AVENUE
                               NEW YORK, NY 10022

                              INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
                              DELOITTE & TOUCHE LLP
                           TWO WORLD FINANCIAL CENTER
                             NEW YORK, NY 10281-1434


                   THIS REPORT IS AUTHORIZED FOR DISTRIBUTION
                   ONLY TO CURRENT SHAREHOLDERS AND TO OTHERS
           WHO HAVE RECEIVED A COPY OF THE MILESTONE FUNDS PROSPECTUS


                               The Milestone Funds
                One Executive Boulevard, Yonkers, New York 10701
                                  800-941-MILE